Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 935,000	$ 1,101,000
Accumulated net operating losses	434,000
Federal research and development tax credit carryforwards	$ 123,000